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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number: _____

   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue
                  Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg            Wayne, New Jersey         November 12, 1999
-----------------------------      -----------------         -----------------
      [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    9

Form 13F Information Table Entry Total:               22

Form 13F Information Table Value Total:            $313,055
                                                  (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number                         Name
---            --------------------                         ----

1               Not Assigned                   BMCA Holdings Corporation

2               28-5328                        Building Materials Corporation
                                                 of America

3               28-4533                        Building Materials Investment
                                                 Corporation

4               28-2655                        G Industries Corp.

5               28-2656                        G-I Holdings Inc.

6               28-5326                        GAF Building Materials
                                                 Corporation

7               28-2521                        GAF Corporation

8               28-4770                        GAF Fiberglass Corporation

9               28-7274                        ISP Opco Holdings Inc.



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

NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1                 Column 2  Column 3        Column 4   Column 5           Column 6       Column 7                  Column 8

                           TITLE                               SHARES
                            OF                        VALUE      OR             INVESTMENT        OTHER         VOTING AUTHORITY
NAME OF ISSUER             CLASS     CUSIP         (X$1,000)  PRIN AMT          DISCRETION       MANAGERS   SOLE     SHARED    NONE
--------------             -----     -----         ---------  --------          ----------       --------   ----     ------    ----
Alcatel                    COM     013904305         1,210      43,592 SH        DEFINED            9                 43,592
Arcadia Financial          COM     039101100         1,135     263,260 SH        DEFINED            9                263,260
Calgon Carbon Corp         COM     129603106           197      28,935 SH        DEFINED            9                 28,935
Centocor, Inc.             COM     152342101         4,145      70,781 SH        DEFINED            9                 70,781
Conoco Inc. - Class B      COM     208251405         3,801     138,841 SH        DEFINED            9                138,841
Conseco                    COM     208464107         5,355     281,818 SH        DEFINED            9                281,818
Delta Pine Land            COM     247357106        16,511     638,111 SH        DEFINED            9                638,111
Dexter Corp                COM     252165105        85,789   2,299,200 SH        DEFINED            9              2,299,200
Global Crossing Ltd.       COM     G3921A100        17,417     657,250 SH        DEFINED            9                657,250
Life Technologies          COM     532177201       143,757   3,506,270 SH        DEFINED            9              3,506,270
Meditrust                  COM     58501T306           407      47,935 SH        DEFINED            9                 47,935
Pioneer H-Bred Intl Inc.   COM     723686101           372       9,375 SH        DEFINED            9                  9,375
Starwood Hotels & Resorts  COM     85590A203         2,681     120,172 SH        DEFINED            9                120,172
Alcatel                    COM     013904305           300      10,796 SH        DEFINED     1,2,3,4,5,6,7,8,9        10,796
Arcadia Financial          COM     039101100           353      81,870 SH        DEFINED     1,2,3,4,5,6,7,8,9        81,870
Calgon Carbon Corp         COM     129603106            66       9,640 SH        DEFINED     1,2,3,4,5,6,7,8,9         9,640
Centocor Inc.              COM     152342101         1,382      23,594 SH        DEFINED     1,2,3,4,5,6,7,8,9        23,594
Conoco, Inc. - Class B     COM     208251405           673      24,567 SH        DEFINED     1,2,3,4,5,6,7,8,9        24,567
Conseco                    COM     208464107         1,363      71,740 SH        DEFINED     1,2,3,4,5,6,7,8,9        71,740
Delta Pine Land            COM     247357106         7,837     302,886 SH        DEFINED     1,2,3,4,5,6,7,8,9       302,886
Pioneer Hi-Bred Intl Inc.  COM     723686101           124       3,125 SH        DEFINED     1,2,3,4,5,6,7,8,9         3,125
Starwood Hotel & Resorts   COM     85590A203        18,180     814,812 SH        DEFINED     1,2,3,4,5,6,7,8,9       814,812

                                   Column Total    313,055
                                                   =======

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